Stockholders' equity (Detail Textuals 2) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended
	Sep. 08, 2010	Aug. 27, 2010	Jun. 30, 2014 WarrantsUnit
Stockholders Equity Note [Line Items]
Proceeds from issuance of private offering	$ 26,989	$ 68,414
Series of subscription agreements | Accredited investors
Stockholders Equity Note [Line Items]
Sale of units, price per unit (in dollars per unit)			0.80
Number of units sold under private offering			13,125,002
Proceeds from issuance of private offering			$ 10,500,000
Number of share of common stock consist in each offering unit			1
Number of warrant consist in each offering unit			1
Term of warrants			5 years
Exercise price of warrant			$ 0.80